Income Taxes - Rate Reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (303)	$ 193	$ (96)
Net earnings (loss) attributable to non-controlling interests not subject to tax	2	(26)	(19)
Adjusted earnings (loss) before income taxes	$ (301)	$ 167	$ (115)
Statutory Canadian federal and provincial income tax rate	24.50%	26.50%	26.80%
Expected income tax expense (recovery)	$ (74)	$ 44	$ (31)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	3	5	(3)
Deferred income tax expense related to temporary difference on investment in subsidiaries	9	0	0
Writedown (reversal of writedown) of deferred income tax assets	8	(9)	27
Statutory and other rate differences	(7)	(31)	0
Other	11	8	1
Income tax expense (recovery)	$ (50)	$ 17	$ (6)
Effective tax rate	17.00%	10.00%	5.00%